Document and Entity Information	Nov. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001650696
Document Type	8-K
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	Laird Superfood, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-39537
Entity Tax Identification Number	81-1589788
Entity Address, Address Line One	275 W. Lundgren Mill Drive
Entity Address, City or Town	Sisters
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97759
City Area Code	(888)
Local Phone Number	670-6796
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	LSF
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false